14. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses to carry forward	$ 1,774,776
Net operating losses to carry forward expiration year	2032